Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit protection sold/purchased
Credit protection sold	SFr (230.3)	SFr (204.8)
Credit protection purchased	213.7	189.4
Net credit protection (sold)/purchased	(16.6)	(15.4)
Other protection purchased	50.8	59.2
Fair value of credit protection sold	1.2	0.4
Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.0)	(14.4)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(54.3)	(43.6)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(161.9)	(145.3)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(14.1)	(15.9)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(12.5)
Credit protection purchased	12.2	11.6
Net credit protection (sold)/purchased	(1.3)	(0.9)
Other protection purchased	4.0	5.3
Fair value of credit protection sold	(0.1)	0.0
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(216.8)	(192.3)
Credit protection purchased	201.5	177.8
Net credit protection (sold)/purchased	(15.3)	(14.5)
Other protection purchased	46.8	53.9
Fair value of credit protection sold	1.3	0.4
Investment grade
Credit protection sold/purchased
Credit protection sold	(163.1)	(152.0)
Credit protection purchased	151.6	143.0
Net credit protection (sold)/purchased	(11.5)	(9.0)
Other protection purchased	30.3	36.1
Fair value of credit protection sold	1.3	(0.2)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.2)	(52.8)
Credit protection purchased	62.1	46.4
Net credit protection (sold)/purchased	(5.1)	(6.4)
Other protection purchased	20.5	23.1
Fair value of credit protection sold	(0.1)	0.6
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(91.7)	(81.0)
Credit protection purchased	84.5	74.3
Net credit protection (sold)/purchased	(7.2)	(6.7)
Other protection purchased	18.0	24.8
Fair value of credit protection sold	1.0	0.9
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.4)	(14.0)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(73.6)	(62.7)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(3.7)	(4.3)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(12.5)
Credit protection purchased	12.2	11.6
Net credit protection (sold)/purchased	(1.3)	(0.9)
Other protection purchased	4.0	5.3
Fair value of credit protection sold	(0.1)	0.0
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(78.2)	(68.5)
Credit protection purchased	72.3	62.7
Net credit protection (sold)/purchased	(5.9)	(5.8)
Other protection purchased	14.0	19.5
Fair value of credit protection sold	1.1	0.9
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(60.2)	(52.5)
Credit protection purchased	55.6	47.8
Net credit protection (sold)/purchased	(4.6)	(4.7)
Other protection purchased	10.1	13.0
Fair value of credit protection sold	0.6	0.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(31.5)	(28.5)
Credit protection purchased	28.9	26.5
Net credit protection (sold)/purchased	(2.6)	(2.0)
Other protection purchased	7.9	11.8
Fair value of credit protection sold	0.4	0.4
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(138.6)	(123.8)
Credit protection purchased	129.2	115.1
Net credit protection (sold)/purchased	(9.4)	(8.7)
Other protection purchased	32.8	34.4
Fair value of credit protection sold	0.2	(0.5)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(39.9)	(29.6)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(88.3)	(82.6)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(10.4)	(11.6)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(138.6)	(123.8)
Credit protection purchased	129.2	115.1
Net credit protection (sold)/purchased	(9.4)	(8.7)
Other protection purchased	32.8	34.4
Fair value of credit protection sold	0.2	(0.5)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(99.5)
Credit protection purchased	96.0	95.2
Net credit protection (sold)/purchased	(6.9)	(4.3)
Other protection purchased	20.2	23.1
Fair value of credit protection sold	0.7	(0.7)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(35.7)	(24.3)
Credit protection purchased	33.2	19.9
Net credit protection (sold)/purchased	(2.5)	(4.4)
Other protection purchased	12.6	11.3
Fair value of credit protection sold	(0.5)	0.2
Bank
Credit protection sold/purchased
Credit protection sold	(230.3)	(204.8)
Credit protection purchased	213.7	189.4
Net credit protection (sold)/purchased	(16.6)	(15.4)
Other protection purchased	50.8	59.2
Fair value of credit protection sold	1.2	0.4
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.0)	(14.4)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(54.3)	(43.6)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(161.9)	(145.3)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(14.1)	(15.9)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(12.5)
Credit protection purchased	12.2	11.6
Net credit protection (sold)/purchased	(1.3)	(0.9)
Other protection purchased	4.0	5.3
Fair value of credit protection sold	(0.1)	0.0
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(216.8)	(192.3)
Credit protection purchased	201.5	177.8
Net credit protection (sold)/purchased	(15.3)	(14.5)
Other protection purchased	46.8	53.9
Fair value of credit protection sold	1.3	0.4
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(163.1)	(152.0)
Credit protection purchased	151.6	143.0
Net credit protection (sold)/purchased	(11.5)	(9.0)
Other protection purchased	30.3	36.1
Fair value of credit protection sold	1.3	(0.2)
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.2)	(52.8)
Credit protection purchased	62.1	46.4
Net credit protection (sold)/purchased	(5.1)	(6.4)
Other protection purchased	20.5	23.1
Fair value of credit protection sold	(0.1)	0.6
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(91.7)	(81.0)
Credit protection purchased	84.5	74.3
Net credit protection (sold)/purchased	(7.2)	(6.7)
Other protection purchased	18.0	24.8
Fair value of credit protection sold	1.0	0.9
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.4)	(14.0)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(73.6)	(62.7)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(3.7)	(4.3)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(12.5)
Credit protection purchased	12.2	11.6
Net credit protection (sold)/purchased	(1.3)	(0.9)
Other protection purchased	4.0	5.3
Fair value of credit protection sold	(0.1)	0.0
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(78.2)	(68.5)
Credit protection purchased	72.3	62.7
Net credit protection (sold)/purchased	(5.9)	(5.8)
Other protection purchased	14.0	19.5
Fair value of credit protection sold	1.1	0.9
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(60.2)	(52.5)
Credit protection purchased	55.6	47.8
Net credit protection (sold)/purchased	(4.6)	(4.7)
Other protection purchased	10.1	13.0
Fair value of credit protection sold	0.6	0.5
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(31.5)	(28.5)
Credit protection purchased	28.9	26.5
Net credit protection (sold)/purchased	(2.6)	(2.0)
Other protection purchased	7.9	11.8
Fair value of credit protection sold	0.4	0.4
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(138.6)	(123.8)
Credit protection purchased	129.2	115.1
Net credit protection (sold)/purchased	(9.4)	(8.7)
Other protection purchased	32.8	34.4
Fair value of credit protection sold	0.2	(0.5)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(39.9)	(29.6)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(88.3)	(82.6)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(10.4)	(11.6)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(138.6)	(123.8)
Credit protection purchased	129.2	115.1
Net credit protection (sold)/purchased	(9.4)	(8.7)
Other protection purchased	32.8	34.4
Fair value of credit protection sold	0.2	(0.5)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(99.5)
Credit protection purchased	96.0	95.2
Net credit protection (sold)/purchased	(6.9)	(4.3)
Other protection purchased	20.2	23.1
Fair value of credit protection sold	0.7	(0.7)
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(35.7)	(24.3)
Credit protection purchased	33.2	19.9
Net credit protection (sold)/purchased	(2.5)	(4.4)
Other protection purchased	12.6	11.3
Fair value of credit protection sold	SFr (0.5)	SFr 0.2